Schedule of Investments
November 30, 2019
(Unaudited)
Principal Amount		Value
Asset-Backed Securities–116.18%(a)
CFCRE Commercial Mortgage Trust, Series 2018-TAN, Class E, 6.45%, 02/15/2023(b)	$5,000,000	$5,318,037
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class D, 4.57%, 04/10/2023(b)(c)(d)	12,500,000	12,963,485
Series 2014-GC19, Class D, 5.26%, 02/10/2024(b)(d)	1,500,000	1,613,733
Commercial Mortgage Trust,
Series 2012-CR2, Class E, 4.99%, 08/15/2022(b)(d)	1,500,000	1,494,506
Series 2013-CR11, Class D, 5.29%, 09/10/2023(b)(c)(d)	14,523,000	14,709,648
Series 2013-CR6, Class D, 4.22%, 02/10/2023(b)(d)	3,375,000	3,405,183
Series 2013-CR8, Class D, 4.09%, 06/10/2023(b)(d)	6,000,000	6,139,565
Series 2013-CR8, Class E, 4.00%, 06/10/2023(b)(d)	7,000,000	6,840,535
Series 2014-CR14, Class D, 4.79%, 01/10/2024(b)(c)(d)	12,267,000	11,829,562
Series 2014-CR16, Class D, 5.09%, 04/10/2024(b)(c)(d)	12,680,000	12,536,806
Series 2014-LC15, Class D, 5.15%, 03/10/2024(b)(d)	9,010,000	9,205,357
Series 2014-UBS3, Class C, 4.90%, 05/10/2024(c)(d)	10,250,000	10,662,279
DBUBS Mortgage Trust, Series 2011-LC3A, Class E, 3.75%, 08/10/2021(b)(d)	500,000	492,839
FREMF Mortgage Trust,
Series 2014-K36, Class B, 4.50%, 10/25/2023(b)(d)	1,025,000	1,085,224
Series 2015-KF12, Class B, 9.12% (1 mo. USD LIBOR + 7.10%), 09/25/2022(b)(e)	1,027,670	1,086,614
GS Mortgage Securities Corp. II,
Series 2013-GC10, Class D, 4.54% (1 mo. USD LIBOR), 01/10/2023(b)(c)(e)	6,625,000	6,699,674
Series 2013-GC10, Class XA, IO, 1.65%, 01/10/2023(c)(d)	25,182,978	1,004,642
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 5.69% (1 mo. USD LIBOR + 3.92%), 07/15/2021(b)(e)	1,000,000	1,009,127
GS Mortgage Securities Trust, Series 2013-GC13, Class D, 4.22%, 07/10/2023(b)(c)(d)	11,546,000	11,443,246
Hilton USA Trust,
Series 2016-SFP, Class E, 5.52%, 11/05/2023(b)(c)	8,500,000	8,535,430
Series 2016-SFP, Class F, 6.16%, 11/05/2023(b)	2,000,000	2,010,911
Principal Amount		Value
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class E, 4.80%, 09/15/2022(b)(c)(d)	$4,834,001	$4,754,546
Series 2013-C10, Class D, 4.25%, 02/15/2023(c)(d)	19,348,000	19,961,842
Series 2013-C10, Class E, 3.50%, 02/15/2023(b)(d)	860,000	828,515
Series 2013-C13, Class XA, IO, 0.24%, 06/15/2023(c)(d)	85,442,203	363,189
Series 2013-C13, Class XC, IO, 0.21%, 07/15/2023(b)(d)	69,684,664	309,769
Series 2013-C16, Class D, 5.19%, 11/15/2023(b)(c)(d)	13,875,000	14,600,790
Series 2013-LC11, Class D, 4.31%, 05/15/2023(c)(d)	10,248,000	9,208,565
Series 2018-PHH, Class E, 4.18% (1 mo. USD LIBOR + 2.41%), 06/15/2020(b)(e)	3,000,000	3,007,845
Series 2018-PHH, Class F, 4.78% (1 mo. USD LIBOR + 3.01%), 06/15/2020(b)(e)	2,500,000	2,506,838
Series 2018-WPT, Class FFX, 5.54%, 07/05/2023(b)	3,500,000	3,614,190
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class D, 4.24%, 06/15/2023(d)	3,191,933	3,212,751
Series 2014-C19, Class D, 4.84%, 04/15/2024(b)(c)(d)	2,500,000	2,566,930
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class XA, IO, 1.77%, 06/15/2022(b)(c)(d)	9,017,983	329,116
Series 2013-C10, Class D, 4.22%, 06/15/2023(b)(c)(d)	3,426,000	3,405,373
Series 2013-C13, Class XA, IO, 1.15%, 11/15/2023(c)(d)	39,778,940	1,307,570
Series 2014-C14, Class D, 5.10%, 02/15/2024(b)(c)(d)	7,579,400	7,781,001
Series 2014-C15, Class D, 5.07%, 04/15/2024(b)(c)(d)	16,500,000	17,422,561
Stonemont Portfolio Trust, Series 2017-MONT, Class F, 5.32% (1 mo. USD LIBOR + 3.60%), 08/20/2020(b)(e)	4,357,472	4,373,783
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 4.21%, 02/10/2023(b)(c)(d)	8,090,000	7,837,159

See accompanying notes which are an integral part of this schedule.
Invesco High Income 2023 Target Term Fund

Principal Amount		Value
WFRBS Commercial Mortgage Trust,
Series 2012-C9, Class D, 4.97%, 10/15/2022(b)(c)(d)	$5,768,000	$5,851,590
Series 2013-C12, Class E, 3.50%, 03/15/2023(b)	776,000	701,836
Series 2013-C12, Class XA, IO, 1.36%, 03/15/2023(b)(c)(d)	15,486,509	484,968
Series 2013-C13, Class XA, IO, 1.33%, 04/15/2023(b)(c)(d)	21,619,324	741,428
Series 2013-C14, Class D, 4.11%, 06/15/2023(b)(d)	3,000,000	2,869,253
Series 2013-C16, Class E, 3.85%, 10/15/2023(b)	9,450,000	7,966,253
Series 2013-C17, Class D, 5.21%, 11/15/2023(b)(c)(d)	20,419,000	21,615,907
Series 2013-UBS1, Class D, 4.90%, 12/15/2023(b)(c)(d)	5,000,000	5,116,344
Series 2014-C19, Class D, 4.23%, 03/15/2024(b)(c)	10,000,000	9,539,171
Total Asset-Backed Securities (Cost $276,247,804)		292,365,486
Shares
Preferred Stocks–7.26%
Mortgage REITs–7.26%
Chimera Investment Corp., 8.00%, Series D, Pfd.	167,800	4,367,834
Dynex Capital Inc., 7.63%, Series B, Pfd.	120,000	3,020,400
New York Mortgage Trust, Inc., 7.88%, Series C, Pfd.	150,000	3,775,500
PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.	102,181	2,652,619
Two Harbors Investment Corp., 7.25%, Series C, Pfd.	173,200	4,447,776
Total Preferred Stocks (Cost $18,198,622)		18,264,129
Principal Amount
U.S. Dollar Denominated Bonds & Notes–6.77%
Homebuilding–1.39%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 03/01/2024(b)	$3,250,000	3,503,224
Principal Amount		Value
Industrial REITs–5.38%
Duke Realty L.P., 3.63%, 04/17/2023	$5,800,000	$6,018,946
Prologis L.P., 4.25%, 08/15/2023	7,000,000	7,521,731
		13,540,677
Total U.S. Dollar Denominated Bonds & Notes (Cost $16,462,411)		17,043,901
U.S. Treasury Securities–0.49%
U.S. Treasury Bills–0.49%
1.78% - 2.36%, 12/19/2019(f),(g)	1,165,000	1,163,838
1.53% - 1.61%, 04/09/2020(g)	63,000	62,651
Total U.S. Treasury Securities (Cost $1,226,478)		1,226,489
Shares
Money Market Funds–0.34%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(h)	200,613	200,613
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(h)	412,697	412,862
Invesco Treasury Portfolio, Institutional Class, 1.52%(h)	229,273	229,273
Total Money Market Funds (Cost $842,726)		842,748
TOTAL INVESTMENTS IN SECURITIES–131.04% (Cost $312,978,041)		329,742,753
REVERSE REPURCHASE AGREEMENTS– (31.79)%		(80,000,000)
OTHER ASSETS LESS LIABILITIES—0.75%		1,901,695
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$251,644,448
Investment Abbreviations:
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Maturity date reflects the anticipated repayment date.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $250,147,872, which represented 99.41% of the Fund’s Net Assets.
(c)	All or a portion of the security is pledged as collateral for open reverse repurchase agreements.

Counterparty	Reverse Repurchase Agreements	Value of Non-cash Collateral Pledged*	Net Amount
Wells Fargo Bank, N.A.	$80,000,000	$(80,000,000)	$—

* Amount does not include excess collateral pledged.

See accompanying notes which are an integral part of this schedule.
Invesco High Income 2023 Target Term Fund

(d)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2019.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(f)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	1 Month USD LIBOR	Monthly	(2.116)%	Semi-Annual	12/01/2023	USD	(50,000,000)	$—	$(1,261,177)	$(1,261,177)
Receive	3 Month USD LIBOR	Quarterly	(2.817)	Semi-Annual	12/01/2023	USD	(8,000,000)	—	(384,766)	(384,766)
Total Centrally Cleared Interest Rate Swap Agreements								$—	$(1,645,943)	$(1,645,943)

Abbreviations:
LIBOR	—London Interbank Offered Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Income 2023 Target Term Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$292,365,486	$—	$292,365,486
Preferred Stocks	18,264,129	—	—	18,264,129
U.S. Dollar Denominated Bonds & Notes	—	17,043,901	—	17,043,901
U.S. Treasury Securities	—	1,226,489	—	1,226,489
Money Market Funds	842,748	—	—	842,748
Total Investments in Securities	19,106,877	310,635,876	—	329,742,753
Other Investments - Liabilities*
Swap Agreements	—	(1,645,943)	—	(1,645,943)
Total Other Investments	—	(1,645,943)	—	(1,645,943)
Reverse Repurchase Agreements	—	(80,000,000)	—	(80,000,000)
Total Investments	$19,106,877	$228,989,933	$—	$248,096,810

*	Unrealized appreciation (depreciation).
Invesco High Income 2023 Target Term Fund